Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On TSR(3)	Net Income (Loss)(4)
2025	$1,553,502	$3,048,939	$1,237,602	$1,624,100	$46.79	$19,489,000
2024	$1,993,294	$29,389	$1,220,015	$(100,435)	$19.61	$(72,206,000)

(1)
Kevin J. Knopp, Ph.D. was our PEO for both years presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2024	2025
Joseph H. Griffith IV	Joseph H. Griffith IV
Christopher Brown, Ph.D.	Mark S. Levine

(2)
The table below provides the details regarding the manner in which compensation actually paid (“CAP”) was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the Non-PEO NEOs.

	2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-CEO PEOs
SCT Total	$1,993,294	$1,220,015	$1,553,502	$1,237,602
Subtract: Reported SCT Stock Awards Value	$500,006	$327,101	$393,751	$457,243
Subtract: Reported SCT Option Awards Value	$500,000	$327,100	$131,251	$371,165
Add: fiscal year end fair value of outstanding and unvested awards granted during the fiscal year	$237,022	$155,059	$1,450,462	$985,303
Add: change in fair value of outstanding and unvested awards at fiscal year end from prior fiscal year end	$(1,019,075)	($618,137)	$431,658	$167,634
Add: change in fair value of awards that vested during the fiscal year from the prior fiscal year end	$(181,846)	$(203,171)	$138,320	$61,967
Compensation Actually Paid	$29,389	$(100,435)	$3,048,939	$1,624,100

(3)
Pursuant to SEC rules, the total stockholder return (“TSR”) figures assume an initial investment of $100 in our stock on December 31, 2023.

(4)
The dollar amounts reported represent the amount of net income (loss) attributable to common stockholders reflected in the Company’s audited financial statement for the applicable year.

Named Executive Officers, Footnote
(1)
Kevin J. Knopp, Ph.D. was our PEO for both years presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2024	2025
Joseph H. Griffith IV	Joseph H. Griffith IV
Christopher Brown, Ph.D.	Mark S. Levine

PEO Total Compensation Amount	$ 1,553,502	$ 1,993,294
PEO Actually Paid Compensation Amount	$ 3,048,939	29,389
Adjustment To PEO Compensation, Footnote
(2)
The table below provides the details regarding the manner in which compensation actually paid (“CAP”) was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the Non-PEO NEOs.

	2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-CEO PEOs
SCT Total	$1,993,294	$1,220,015	$1,553,502	$1,237,602
Subtract: Reported SCT Stock Awards Value	$500,006	$327,101	$393,751	$457,243
Subtract: Reported SCT Option Awards Value	$500,000	$327,100	$131,251	$371,165
Add: fiscal year end fair value of outstanding and unvested awards granted during the fiscal year	$237,022	$155,059	$1,450,462	$985,303
Add: change in fair value of outstanding and unvested awards at fiscal year end from prior fiscal year end	$(1,019,075)	($618,137)	$431,658	$167,634
Add: change in fair value of awards that vested during the fiscal year from the prior fiscal year end	$(181,846)	$(203,171)	$138,320	$61,967
Compensation Actually Paid	$29,389	$(100,435)	$3,048,939	$1,624,100

Non-PEO NEO Average Total Compensation Amount	$ 1,237,602	1,220,015
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,624,100	(100,435)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below provides the details regarding the manner in which compensation actually paid (“CAP”) was determined based on the summary compensation table total (“SCT Total”) amounts shown for the PEO and the Non-PEO NEOs.

	2024		2025
	PEO	Average Non-PEO NEOs	PEO	Average Non-CEO PEOs
SCT Total	$1,993,294	$1,220,015	$1,553,502	$1,237,602
Subtract: Reported SCT Stock Awards Value	$500,006	$327,101	$393,751	$457,243
Subtract: Reported SCT Option Awards Value	$500,000	$327,100	$131,251	$371,165
Add: fiscal year end fair value of outstanding and unvested awards granted during the fiscal year	$237,022	$155,059	$1,450,462	$985,303
Add: change in fair value of outstanding and unvested awards at fiscal year end from prior fiscal year end	$(1,019,075)	($618,137)	$431,658	$167,634
Add: change in fair value of awards that vested during the fiscal year from the prior fiscal year end	$(181,846)	$(203,171)	$138,320	$61,967
Compensation Actually Paid	$29,389	$(100,435)	$3,048,939	$1,624,100

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 46.79	19.61
Net Income (Loss)	$ 19,489,000	(72,206,000)
PEO Name	Kevin J. Knopp, Ph.D. was our PEO for both years presented.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,450,462	237,022
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,658	(1,019,075)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,320	(181,846)
PEO | Equity Awards Value In Stock Awards Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(393,751)	(500,006)
PEO | Equity Awards Value In Option Awards Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,251)	(500,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	985,303	155,059
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,634	(618,137)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,967	(203,171)
Non-PEO NEO | Equity Awards Value In Stock Awards Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,243)	(327,101)
Non-PEO NEO | Equity Awards Value In Option Awards Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (371,165)	$ (327,100)